Other income/(expenses) - Summary of Other Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other Income (Expenses) [Line Items]
Government grants	€ 0	€ 602	€ 213
Income from CO2 tickets	13,513	6,230	9,527
Net gain/(loss) on disposal of property, plant and equipment	(3,764)	(7,970)	(12,528)
Sublease rental income	0	200	200
Other items	673	1,777	2,525
Total	(2,268)	(6,603)	3,724
Land
Disclosure of Other Income (Expenses) [Line Items]
Net gain/(loss) on disposal of property, plant and equipment	107
Power purchase agreements
Disclosure of Other Income (Expenses) [Line Items]
Fair value gains/(losses) on derivatives	(12,690)	(7,442)	0
Purchased call options
Disclosure of Other Income (Expenses) [Line Items]
Fair value gains/(losses) on derivatives	0	0	3,856
Preferred shares derivatives
Disclosure of Other Income (Expenses) [Line Items]
Fair value gains/(losses) on derivatives	€ 0	€ 0	€ (69)